LEASES - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
LEASES
Operating lease expense	$ 96,184	$ 95,545
Remaining lease term	6 months
Discount rate	4.75%